Gains and losses on disposal and main changes in scope of consolidation - Assets and liabilities of FiberCo (Details) - EUR (€) € in Millions	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Assets		€ 108,071	€ 107,676		€ 106,689		€ 104,262
Property, plant and equipment		30,484	29,075		28,423			€ 27,119
Operating taxes and levies receivables		1,163	1,104		1,090
Prepaid expenses		851	850		730			571
Other assets		2,130	1,837		1,383			1,281
Cash and cash equivalents		8,621	8,145		6,481			5,634
Liabilities		108,071	107,676		106,689		104,262
Equity		35,361	€ 37,200	[1]	€ 34,561	[1]	€ 33,364	€ 33,365	[1]
Non-current financial liabilities		€ 31,922
FiberCo
Disclosure of detailed information about business combination [line items]
Assets	€ 297
Property, plant and equipment	87
Operating taxes and levies receivables	46
Prepaid expenses	154
Other assets	5
Cash and cash equivalents	5
Liabilities	297
Equity	240
Non-current financial liabilities	36
Other liabilities	21
Amount of obligation to refinance Entity	€ 66
Percent of additional stake exercisable over fiscal years 2027 through 2029	1.00%

[1]	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1)